Other income, gains or loss - net - Guarantee loss, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income, gains or loss - net
Interest income on financial guarantee fee receivables (Note 19(a))	¥ 5,257	¥ 24,802	¥ 44,289
Impairment loss of financial guarantee fee receivables (Note 19(a))	(7,988)	(29,712)	(40,762)
Guarantee charge arising from changes in estimates under financial guarantee contract	(66,454)	(132,281)	(203,607)
Guarantee loss, net	¥ (69,185)	¥ (137,191)	¥ (200,080)